Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
Exelon Corporation and Subsidiary Companies
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C				Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts		Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses(a)	$405	$107	(b)	$—		$120	(c)	$392
Deferred tax valuation allowance	4	—		33	(d)	—		37
Reserve for obsolete materials	11	5		—		3		13
For the year ended December 31, 2020
Allowance for credit losses(a)	$213	$228	(b)	$38		$74	(c)	$405
Deferred tax valuation allowance	2	—		2		—		4
Reserve for obsolete materials	12	5		—		6		11
For the year ended December 31, 2019
Allowance for credit losses(a)	$215	$92	(b)	$37		$131	(c)	$213
Deferred tax valuation allowance	9	—		(7)		—		2
Reserve for obsolete materials	11	6		—		5		12
__________
(a)Excludes the non-current allowance for credit losses related to PECO’s installment plan receivables of $14 million, $5 million, and $9 million for the years ended December 31, 2021, 2020, and 2019, respectively.
(b)The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under different mechanisms applicable to the different jurisdictions the Utility Registrants operate in.
(c)Primarily reflects write-offs, net of recoveries of individual accounts receivable.
(d)DPL recorded a full valuation allowance against Delaware net operating losses carryforwards due to a change in Delaware tax law. See Note 12 — Income Taxes of the Combined Notes to Consolidated Financial Statements for additional information on the valuation allowance.
Commonwealth Edison Company and Subsidiary Companies
(2) ComEd

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Consolidated Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Statements of Cash Flows for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Balance Sheets at December 31, 2021 and 2020

Consolidated Statements of Changes in Shareholders’ Equity for the Years Ended December 31, 2021, 2020, and 2019

Notes to Consolidated Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Commonwealth Edison Company and Subsidiary Companies
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C			Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$118	$18	(a)	$1	$47	(b)	$90
Reserve for obsolete materials	6	3		—	2		7
For the year ended December 31, 2020
Allowance for credit losses	$79	$54	(a)	$13	$28	(b)	$118
Reserve for obsolete materials	7	3		—	4		6
For the year ended December 31, 2019
Allowance for credit losses	$81	$35	(a)	$20	$57	(b)	$79
Reserve for obsolete materials	6	6		—	5		7
__________
(a)ComEd is allowed to recover from or refund to customers the difference between its annual credit loss expense and the amounts collected in rates annually through a rider mechanism. The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under such mechanism. See Note 3 – Regulatory Matters of the Combined Notes to Consolidated Financial Statements for additional information.
(b)Write-offs, net of recoveries of individual accounts receivable.
PECO Energy Company and Subsidiary Companies
(3) PECO

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Consolidated Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Statements of Cash Flows for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Balance Sheets at December 31, 2021 and 2020

Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December 31, 2021, 2020, and 2019

Notes to Consolidated Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
PECO Energy Company and Subsidiary Companies
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C			Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses(a)	$124	$32	(b)	$(6)	$38	(c)	$112
Deferred tax valuation allowance	1	—		2	—		$3
Reserve for obsolete materials	2	1		—	1		2
For the year ended December 31, 2020
Allowance for credit losses(a)	$62	$76	(b)	$6	$20	(c)	$124
Deferred tax valuation allowance	—	—		1	—		1
Reserve for obsolete materials	2	1		—	1		2
For the year ended December 31, 2019
Allowance for credit losses(a)	$61	$31		$3	$33	(c)	$62
Reserve for obsolete materials	2	—		—	—		2
__________
(a)Excludes the non-current allowance for credit losses related to PECO’s installment plan receivables of $14 million, $5 million, and $9 million for the years ended December 31, 2021, 2020, and 2019, respectively.
(b)The amount charged to costs and expenses includes the amount that was reclassified to the COVID-19 regulatory asset. See Note 3 – Regulatory Matters of the Combined Notes to Consolidated Financial Statements for additional information.
(c)Write-offs, net of recoveries of individual accounts receivable.
Baltimore Gas and Electric Company
(4) BGE

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020 and 2019

Statements of Cash Flows for the Years Ended December 31, 2021, 2020 and 2019

Balance Sheets at December 31, 2021 and 2020

Statements of Changes in Shareholder's Equity for the Years Ended December 31, 2021, 2020 and 2019

Notes to Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Baltimore Gas and Electric Company
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C			Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$44	$16	(a)	$3	$16	(b)	$47
Reserve for obsolete materials	1	—		—	—		1
For the year ended December 31, 2020
Allowance for credit losses	$17	$31	(a)	$6	$10	(b)	$44
Deferred tax valuation allowance	1	—		(1)	—		—
Reserve for obsolete materials	1	—		—	—		1
For the year ended December 31, 2019
Allowance for credit losses	$20	$8	(a)	$7	$18	(b)	$17
Deferred tax valuation allowance	1	—		—	—		1
Reserve for obsolete materials	1	—		—	—		1
__________
(a)The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under different mechanisms as approved by the MDPSC.
(b)Write-offs, net of recoveries of individual accounts receivable.
Pepco Holdings LLC and Subsidiary Companies
(5) PHI

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Consolidated Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Statements of Cash Flows for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Balance Sheets at December 31, 2021 and 2020

Consolidated Statements of Changes in Equity for the Years Ended December 31, 2021, 2020, and 2019

Notes to Consolidated Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Pepco Holdings LLC and Subsidiary Companies
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C				Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts		Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$119	$41	(a)	$2		$19	(b)	$143
Deferred tax valuation allowance	—	—		31	(c)	—		31
Reserve for obsolete materials	2	1		—		—		3
For the year ended December 31, 2020
Allowance for credit losses	$53	$69	(a)	$13		$16	(b)	$119
Reserve for obsolete materials	3	—		—		1		2
For the year ended December 31, 2019
Allowance for credit losses	$53	$17	(a)	$7		$24	(d)	$53
Deferred tax valuation allowance	8	—		(8)		—		—
Reserve for obsolete materials	2	1		—		—		3
__________
(a)The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under different mechanisms applicable to the different jurisdictions Pepco, DPL, and ACE operate in.
(b)Write-offs, net of recoveries of individual accounts receivable.
(c)DPL recorded a full valuation allowance against Delaware net operating losses carryforwards due to a change in Delaware tax law. See Note 12 — Income Taxes of the Combined Notes to Consolidated Financial Statements for additional information on the valuation allowance.
(d)Write-offs of individual accounts receivable.
Potomac Electric Power Company
(6) Pepco

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020 and 2019

Statements of Cash Flows for the Years Ended December 31, 2021, 2020 and 2019

Balance Sheets at December 31, 2021 and 2020

Statements of Changes in Shareholder's Equity for the Years Ended December 31, 2021, 2020 and 2019

Notes to Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Potomac Electric Power Company
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C			Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$45	$14	(a)	$2	$8	(b)	$53
Reserve for obsolete materials	1	—		—	—		1
For the year ended December 31, 2020
Allowance for credit losses	$20	$25	(a)	$5	$5	(b)	$45
Reserve for obsolete materials	1	—		—	—		1
For the year ended December 31, 2019
Allowance for credit losses	$21	$7	(a)	$2	$10	(c)	$20
Reserve for obsolete materials	1	—		—	—		1
__________
(a)The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under different mechanisms as approved by the DCPSC and MDPSC.
(b)Write-offs, net of recoveries of individual accounts receivable.
(c)Write-off of individual accounts receivable.
Delmarva Power & Light Company
(7) DPL

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020 and 2019

Statements of Cash Flows for the Years Ended December 31, 2021, 2020 and 2019

Balance Sheets at December 31, 2021 and 2020

Statements of Changes in Shareholder's Equity for the Years Ended December 31, 2021, 2020 and 2019

Notes to Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Delmarva Power & Light Company
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C				Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts		Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$31	$6	(a)	$(1)		$10	(b)	$26
Deferred tax valuation allowance	—	—		31	(c)	—		31
For the year ended December 31, 2020
Allowance for credit losses	$15	$16	(a)	$4		$4	(b)	$31
For the year ended December 31, 2019
Allowance for credit losses	$13	$4	(a)	$3		$5	(d)	$15
__________
(a)The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under different mechanisms as approved by the DEPSC and MDPSC.
(b)Write-offs, net of recoveries of individual accounts receivable.
(c)DPL recorded a full valuation allowance against Delaware net operating losses carryforwards due to a change in Delaware tax law. See Note 12 — Income Taxes of the Combined Notes to Consolidated Financial Statements for additional information on the valuation allowance.
(d)Write-off of individual accounts receivable.
Atlantic City Electric Company and Subsidiary Company
(8) ACE

(i)	Financial Statements (Item 8):

Report of Independent Registered Public Accounting Firm dated February 25, 2022 of PricewaterhouseCoopers LLP (PCAOB ID 238)

Consolidated Statements of Operations and Comprehensive Income for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Statements of Cash Flows for the Years Ended December 31, 2021, 2020, and 2019

Consolidated Balance Sheets at December 31, 2021 and 2020

Consolidated Statements of Changes in Shareholder's Equity for the Years Ended December 31, 2021, 2020, and 2019

Notes to Consolidated Financial Statements

(ii)	Financial Statement Schedule:

Schedule II—Valuation and Qualifying Accounts for the Years Ended December 31, 2021, 2020, and 2019

Schedules not included are omitted because of the absence of conditions under which they are required or because the required information is provided in the consolidated financial statements, including the notes thereto
Atlantic City Electric Company and Subsidiary Company
Schedule II – Valuation and Qualifying Accounts

Column A	Column B	Column C			Column D		Column E
		Additions and adjustments
Description	Balance at Beginning of Period	Charged to Costs and Expenses		Charged to Other Accounts	Deductions		Balance at End of Period
(In millions)
For the year ended December 31, 2021
Allowance for credit losses	$43	$21	(a)	$1	$1	(b)	$64
Reserve for obsolete materials	—	1		—	—		1
For the year ended December 31, 2020
Allowance for credit losses	$18	$28	(a)	$4	$7	(b)	$43
Reserve for obsolete materials	1	—		—	1		—
For the year ended December 31, 2019
Allowance for credit losses	$19	$5	(a)	$2	$8	(c)	$18
Reserve for obsolete materials	1	—		—	—		1
__________
(a)ACE is allowed to recover from or refund to customers the difference between its annual credit loss expense and the amounts collected in rates annually through the Societal Benefits Charge. The amount charged to costs and expenses includes the amount that was reclassified to regulatory assets/liabilities under such mechanism. See Note 3 – Regulatory Matters of the Combined Notes to Consolidated Financial Statements for additional information.
(b)Write-offs, net of recoveries of individual accounts receivable.
(c)Write-off of individual accounts receivable.